Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 203,000
Previously Paid Amount	0.00
Total Fee Amount	28.03
Total Offset Amount	0.00
Net Fee	28.03
Narrative - Max Aggregate Offering Price	$ 203,000
Final Prospectus	true